Consolidated Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	$ (11,215,000)	$ (10,576,000)	$ (1,834,000)
Adjustments for
Amortization charge of right-of-use assets	231,000	235,000
Depreciation of plant and equipment	224,000	178,000	51,000
Gain on disposal of subsidiaries			(10,430,000)
Loan forgiveness by related party			(164,000)
Gain (loss) on disposal of plant and equipment	(250,000)	48,000
Loss on note payables	2,897,000	488,000	179,000
Interest expense on note payables	535,000	157,000
Standstill fee on note payables	9,000	185,000	96,000
Share based compensation	2,709,000	5,991,000	6,985,000
Interest expense on lease liabilities	113,000	147,000
Amortization of OID of convertible note	161,000	44,000	63,000
Operating cash flows before working capital changes	(4,586,000)	(3,103,000)	(5,054,000)
Increase in loan receivables	(1,022,000)	(12,377,000)	(5,193,000)
Increase in inventory	(5,000)
Increase (decrease) in other receivables and prepayments	2,643,000	(4,317,000)	(172,000)
Increase in trade receivables	(91,000)
Increase in taxes payables	502,000	26,000	228,000
(Decrease) increase in deferred revenue	(1,155,000)	2,585,000	27,000
Increase in accruals liabilities and other payables	861,000	875,000	103,000
Increase (decrease) in trade payables	1,129,000	831,000	(435,000)
Cash used in operations	(1,724,000)	(15,480,000)	(10,496,000)
Income tax paid	(9,000)	(3,000)	(20,000)
Net cash generated from operating activities from discontinued operations			1,994,000
Net cash used in operating activities	(1,733,000)	(15,483,000)	(8,522,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of plant and equipment	(381,000)	(4,202,000)	(71,000)
Decrease in notes receivables	130,000	1,514,000	1,328,000
Decrease in available-for-sale financial assets		99,000	1,105,000
Cash received from disposal of plant and equipment	282,000
Decrease in restricted cash			292,000
Net cash disposed as a result of disposal of subsidiaries			(36,000)
Net cash generated from (used in) investing activities	31,000	(2,589,000)	2,618,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment for lease liabilities	(342,000)	(250,000)
Insurance of share capital for equity financing	1,311,000	12,986,000	8,322,000
Warrants exercised		1,228,000
Proceeds from promissory note	2,250,000	5,620,000	1,003,000
Repayment of promissory note		(800,000)
Repayment to related parties			(1,320,000)
Advance from related parties	122,000	194,000	60,000
Net cash used in financing activities from discontinued operations			(2,020,000)
Net cash generated from financing activities	3,341,000	18,978,000	6,045,000
NET INCREASE IN CASH & CASH EQUIVALENTS	1,639,000	906,000	141,000
CASH & CASH EQUIVALENTS, BEGINNING OF PERIOD/YEAR	1,047,000	538,000	615,000
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	(759,000)	(397,000)	(218,000)
CASH & CASH EQUIVALENTS, END OF PERIOD/YEAR	$ 1,927,000	$ 1,047,000	$ 538,000